PROPERTY, PLANT & EQUIPMENT (Details) - USD ($)	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	$ 23,521	$ 23,969	$ 23,991
Less: Accumulated depreciation/amortization	12,647	8,263	3,473
Property Plant and Equipment Net	10,874	15,706	20,518
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	6,404	6,612	6,619
Less: Accumulated depreciation/amortization	3,096	1,873	552
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	17,117	17,357	17,372
Less: Accumulated depreciation/amortization	$ 9,551	$ 6,390	$ 2,921